Income Taxes	6 Months Ended
Jun. 30, 2020
Income Taxes
Income Taxes

8) Income Taxes

Components of Current and Deferred Tax Expense

After the reorganization of the Partnership’s predecessor’s activities into the new group structure in February 2013, all profit from continuing operations in Norway is taxable within the tonnage tax regime. The consequence of the reorganization is a one-time entrance tax into the Norwegian tonnage tax regime due to the Partnership’s acquisition of the shares in the subsidiary that owns the Fortaleza Knutsen and the Recife Knutsen.

The total amount of the entrance tax was estimated to be approximately $3.0 million, which was recognized in the three months ended March 31, 2013. At September 30, 2017 the Partnership acquired the shares in the subsidiary that owns the Lena Knutsen, and recognized an additional entrance tax of $0.1 million. The entrance tax on this gain is payable over several years and is calculated by multiplying the Norwegian tax rate by the declining balance of the gain, which will decline by 20% each year.

The taxes payable, mainly related to the entrance tax, are calculated based on the Norwegian corporate tax rate of 22% for 2020 and 2019, and the deferred tax liabilities, also mainly related to the entrance tax, are calculated based on a tax rate of 22% effective as from January 1, 2020 and January 1, 2019, respectively. Approximately $0.1 million of the entrance tax was paid both during the first quarter of 2020 and 2019. As of June 30, 2020 and December 31, 2019, UK income tax is presented as income taxes payable, while $0.3 million and $0.4 million is presented as non-current deferred taxes payable, respectively.

Significant components of current and deferred income tax expense attributable to income from continuing operations for the three and six months ended June 30, 2020 and 2019 were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2020	2019	2020	2019
Income before income taxes	$21,686	$8,179	$15,550	$21,051
Income tax (expense)	(3)	(3)	(6)	(6)
Effective tax rate	$0%	$0%	$0%	$0%

The Partnership records a valuation allowance for deferred tax assets when it is more likely than not that some of or all of the benefit from the deferred tax assets will not be realized. In assessing the realizability of deferred tax assets, which relates to financial loss carry forwards and other deferred tax assets within the tonnage tax regime, the Partnership considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized taking into account all the positive and negative evidence available. As of June 30, 2020 and December 31, 2019 there are no deferred tax assets recognized.